Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 8.4%
10		ASX Ltd.	$622	0.0
21,537		Aurizon Holdings Ltd.	60,956	0.6
6,322		Australia & New Zealand Banking Group Ltd.	102,171	1.0
6,901		BHP Group Ltd. Australian	188,848	1.9
6,109		Brambles Ltd.	49,170	0.5
4,939		Coles Group Ltd.	65,048	0.6
1		CSL Ltd.	204	0.0
19,135		GPT Group	61,561	0.6
25,350		Medibank Pvt Ltd.	60,955	0.6
2,572		Rio Tinto Ltd.	178,200	1.8
6,608		Suncorp Group Ltd.	52,185	0.5
864		Wesfarmers Ltd.	28,309	0.3
			848,229	8.4

		Austria: 0.3%
744		OMV AG	31,687	0.3

		Belgium: 1.1%
206		Elia Group SA/NV	31,273	0.3
440		Groupe Bruxelles Lambert S.A.	38,946	0.4
2,771		Proximus SADP	38,398	0.4
			108,617	1.1

		China: 0.7%
20,500		BOC Hong Kong Holdings Ltd.	74,155	0.7

		Denmark: 2.5%
305		Chr Hansen Holding A/S	19,963	0.2
114		Coloplast A/S	13,342	0.2
4,463		Danske Bank A/S	62,412	0.6
195		DSV A/S	32,858	0.3
979		Novozymes A/S	62,539	0.6
2,618		Tryg A/S	59,694	0.6
			250,808	2.5

		Finland: 1.6%
1,130		Elisa OYJ	62,495	0.6
971		Kone Oyj	44,376	0.4
1,146		Orion Oyj	54,707	0.6
			161,578	1.6

		France: 6.7%
432		Air Liquide SA	59,392	0.6
737		BNP Paribas	34,821	0.4
1,990		Bouygues SA	60,157	0.6
749		Bureau Veritas SA	20,658	0.2
2,684		Cie Generale des Etablissements Michelin SCA	75,110	0.7
31		Dassault Systemes SE	1,330	0.0
127		Ipsen SA	12,847	0.1
379	(1)	La Francaise des Jeux SAEM	13,537	0.1
552		Legrand S.A.	45,191	0.5
7,370		Orange SA	75,310	0.7
1,895		Sanofi	188,312	1.9
218		SEB SA	18,353	0.2
1,465		TotalEnergies SE	74,828	0.7
			679,846	6.7

		Germany: 7.0%
878		Bayerische Motoren Werke AG	71,744	0.7
390		Deutsche Boerse AG	68,080	0.7
2,252		Deutsche Post AG	89,944	0.9
4,439		Deutsche Telekom AG	84,336	0.8
1,214		E.ON AG	10,913	0.1
2,403		Evonik Industries AG	51,255	0.5
681		GEA Group AG	25,420	0.2
283		Hannover Rueck SE	40,143	0.4
585		LEG Immobilien SE	53,144	0.5
1,363		Mercedes-Benz Group AG	80,381	0.8
177		Muenchener Rueckversicherungs-Gesellschaft AG	40,127	0.4
422		Symrise AG	49,241	0.5
17,293		Telefonica Deutschland Holding AG	45,976	0.5
			710,704	7.0

		Hong Kong: 4.2%
3,000		CK Infrastructure Holdings Ltd.	18,812	0.2
8,500		CLP Holdings Ltd.	72,077	0.7
11,000		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	9,949	0.1
29,000		HKT Trust & HKT Ltd. - Stapled Security	40,632	0.4
800		Jardine Matheson Holdings Ltd.	42,253	0.4
10,000		Link REIT	83,743	0.8
10,500		Power Assets Holdings Ltd.	68,751	0.7
6,000		Sun Hung Kai Properties Ltd.	71,623	0.7
6,600		Swire Properties Ltd.	15,726	0.2
			423,566	4.2

		Ireland: 1.2%
912		CRH PLC	34,997	0.3
850		DCC PLC	55,496	0.6
959		Smurfit Kappa PLC	34,761	0.3
			125,254	1.2

		Israel: 1.2%
8,094		Bank Leumi Le-Israel BM	78,703	0.7
970	(2)	ZIM Integrated Shipping Services Ltd.	48,325	0.5
			127,028	1.2

		Italy: 3.8%
7,272		ENI S.p.A.	87,413	0.9
3,805		FinecoBank Banca Fineco SpA	47,288	0.5
6,506		Mediobanca Banca di Credito Finanziario SpA	55,800	0.5
5,520	(1)	Poste Italiane SpA	46,370	0.5

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
764		Recordati Industria Chimica e Farmaceutica SpA	$33,883	0.3
9,071		Snam SpA	45,514	0.4
8,878		Terna - Rete Elettrica Nazionale	67,968	0.7
			384,236	3.8

		Japan: 23.5%
700		Ajinomoto Co., Inc.	18,421	0.2
2,300		Bridgestone Corp.	89,714	0.9
900		Brother Industries Ltd.	16,858	0.2
1,900		Capcom Co., Ltd.	52,815	0.5
1,500		Dai Nippon Printing Co., Ltd.	33,101	0.3
1,200		Daiwa House Industry Co., Ltd.	29,650	0.3
20,400		ENEOS Holdings, Inc.	78,915	0.8
2,600		Idemitsu Kosan Co., Ltd.	67,613	0.7
8,200		Japan Post Bank Co. Ltd.	65,597	0.7
4,800		Japan Tobacco, Inc.	86,187	0.9
400		KDDI Corp.	12,825	0.1
1,700		Mitsubishi Chemical Holdings Corp.	9,560	0.1
1,300		Mitsubishi Corp.	38,635	0.4
11,400		Mitsubishi HC Capital, Inc.	55,243	0.5
25,400		Mitsubishi UFJ Financial Group, Inc.	143,116	1.4
8,300		Mizuho Financial Group, Inc.	98,989	1.0
2,600		MS&AD Insurance Group Holdings, Inc.	84,322	0.8
100		Nintendo Co., Ltd.	44,717	0.4
3,600		Nippon Telegraph & Telephone Corp.	102,835	1.0
800		Nippon Yusen KK	62,841	0.6
500		Nitto Denko Corp.	32,198	0.3
900		Nomura Real Estate Holdings, Inc.	21,833	0.2
6,100		Obayashi Corp.	44,862	0.4
2,400		Ono Pharmaceutical Co., Ltd.	67,485	0.7
800		Osaka Gas Co., Ltd.	14,382	0.1
1,300		Otsuka Holdings Co. Ltd.	46,440	0.5
1,000		Secom Co., Ltd.	66,790	0.7
3,400		Sekisui House Ltd.	60,219	0.6
2,700		SG Holdings Co. Ltd.	51,528	0.5
9,100		SoftBank Corp.	105,217	1.0
1,900		Sompo Holdings, Inc.	84,799	0.8
1,900		Subaru Corp.	33,062	0.3
4,200		Sumitomo Chemical Co., Ltd.	16,506	0.2
4,900		Sumitomo Corp.	68,894	0.7
3,600		Sumitomo Mitsui Financial Group, Inc.	112,940	1.1
2,300		Sumitomo Mitsui Trust Holdings, Inc.	75,553	0.8
4,100		Takeda Pharmaceutical Co., Ltd.	120,295	1.2
1,000		Tokio Marine Holdings, Inc.	58,540	0.6
1,100		Trend Micro, Inc.	63,926	0.6
2,500		Yamato Holdings Co., Ltd.	43,748	0.4
			2,381,171	23.5

		Netherlands: 2.9%
3,215		Koninklijke Ahold Delhaize NV	88,537	0.9
1,546		NN Group NV	72,542	0.7
1,561		OCI NV	54,192	0.5
2		Randstad NV	101	0.0
904		Shell PLC	24,116	0.2
547		Wolters Kluwer NV	59,405	0.6
			298,893	2.9

		New Zealand: 0.3%
9,795		Spark New Zealand Ltd.	31,497	0.3

		Norway: 0.2%
528		Yara International ASA	22,502	0.2

		Portugal: 1.2%
5,710		Galp Energia SGPS SA	60,272	0.6
2,731		Jeronimo Martins SGPS SA	63,214	0.6
			123,486	1.2

		Singapore: 0.3%
3,700		Oversea-Chinese Banking Corp., Ltd.	31,356	0.3

		Spain: 2.0%
2,992		Enagas	59,058	0.6
3		Endesa S.A.	55	0.0
38	(3)	Iberdrola S.A.	406	0.0
1,377		Iberdrola S.A. - IBEE	14,704	0.1
3,604		Red Electrica Corp. SA	70,856	0.7
4,851		Repsol SA	60,434	0.6
			205,513	2.0

		Sweden: 0.4%
1,128	(3)	Aker BP ASA	38,969	0.4
1,187		Orron Energy ab	1,465	0.0
			40,434	0.4

		Switzerland: 7.8%
7		ABB Ltd.	213	0.0
54		Geberit AG - Reg	28,440	0.3
1,488		Holcim AG	69,770	0.7
267		Nestle SA	32,715	0.3
3,668		Novartis AG	315,190	3.1
151		Roche Holding AG-GENUSSCHEIN	50,133	0.5
1		Sika AG	247	0.0
623		Swiss Prime Site AG	56,733	0.5
224		Swiss Re Ltd.	16,808	0.2
144		Swisscom AG	77,852	0.8
327		Zurich Insurance Group AG	142,745	1.4
			790,846	7.8

		United Kingdom: 19.9%
14,831		Abrdn PLC	30,069	0.3
376		Admiral Group Plc	8,788	0.1
3,249	(1)	Auto Trader Group PLC	25,048	0.2

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
14,424	Aviva PLC	$69,853	0.7
10,319	BAE Systems PLC	96,986	1.0
3,382	Barratt Developments PLC	20,738	0.2
37,580	BP PLC	183,927	1.8
4,345	British American Tobacco PLC	170,254	1.7
206	Ferguson PLC	25,915	0.3
7,764	GSK PLC	163,124	1.6
9,705	(3) Haleon PLC	34,487	0.3
1,338	Hikma Pharmaceuticals PLC	28,281	0.3
36,301	HSBC Holdings PLC	227,389	2.2
3,811	Imperial Brands PLC	83,676	0.8
4,614	Land Securities Group PLC	41,231	0.4
23,132	Legal & General Group PLC	73,873	0.7
24,969	M&G PLC	65,087	0.6
9,137	National Grid PLC	125,813	1.2
13,759	Natwest Group PLC	41,790	0.4
1,174	Reckitt Benckiser Group PLC	95,229	0.9
1,663	Relx PLC (GBP Exchange)	49,241	0.5
823	Schroders PLC	29,852	0.3
4,171	Segro PLC	55,800	0.6
289	Severn Trent PLC	10,390	0.1
24,511	Tesco PLC	78,610	0.8
7,714	The Sage Group PLC	66,480	0.7
915	Unilever PLC	44,580	0.4
123	Unilever PLC - ULVRL	5,990	0.1
5,340	United Utilities Group PLC	70,950	0.7
		2,023,451	19.9

	Total Common Stock
	(Cost $10,205,790)	9,874,857	97.2

EXCHANGE-TRADED FUNDS: 1.6%
3,566	iShares MSCI EAFE Value Index ETF	158,081	1.6

	Total Exchange-Traded Funds
	(Cost $163,074)	158,081	1.6

PREFERRED STOCK: 0.5%
	Germany: 0.5%
765	Henkel AG & Co. KGaA	48,870	0.5

	Total Preferred Stock
	(Cost $68,532)	48,870	0.5

	Total Long-Term Investments
	(Cost $10,437,396)	10,081,808	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.2%
23,795	(4) HSBC Securities USA, Repurchase Agreement dated 07/29/22, 2.25%, due 08/01/22 (Repurchase Amount $23,799, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $24,271, due 09/20/22-11/15/51)
	(Cost $23,795)	$23,795	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
20,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $20,000)	20,000	0.2

	Total Short-Term Investments
	(Cost $43,795)	43,795	0.4

	Total Investments in Securities (Cost $10,481,191)	$10,125,603	99.7
	Assets in Excess of Other Liabilities	27,848	0.3
	Net Assets	$10,153,451	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	24.1%
Industrials	12.3
Health Care	10.8
Consumer Staples	9.0
Materials	8.7
Communication Services	7.9
Energy	7.0
Utilities	6.8
Consumer Discretionary	4.8%
Real Estate	4.8
Exchange-Traded Funds	1.6
Information Technology	1.5
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$848,229	$–	$848,229
Austria	–	31,687	–	31,687
Belgium	–	108,617	–	108,617
China	–	74,155	–	74,155
Denmark	–	250,808	–	250,808
Finland	–	161,578	–	161,578
France	–	679,846	–	679,846
Germany	–	710,704	–	710,704
Hong Kong	9,949	413,617	–	423,566
Ireland	–	125,254	–	125,254
Israel	48,325	78,703	–	127,028
Italy	–	384,236	–	384,236
Japan	–	2,381,171	–	2,381,171
Netherlands	–	298,893	–	298,893
New Zealand	–	31,497	–	31,497
Norway	–	22,502	–	22,502
Portugal	–	123,486	–	123,486
Singapore	–	31,356	–	31,356
Spain	–	205,513	–	205,513
Sweden	–	40,434	–	40,434
Switzerland	–	790,846	–	790,846
United Kingdom	34,487	1,988,964	–	2,023,451
Total Common Stock	92,761	9,782,096	–	9,874,857
Exchange-Traded Funds	158,081	–	–	158,081
Preferred Stock	–	48,870	–	48,870
Short-Term Investments	20,000	23,795	–	43,795
Total Investments, at fair value	$270,842	$9,854,761	$–	$10,125,603

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,564,415.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$388,428
Gross Unrealized Depreciation	(817,040)

Net Unrealized Depreciation	$(428,612)